Income Taxes (Effective Tax Rate Reconciled To The Statutory Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Income tax expense at statutory rate	$ 1,037	$ 955
Meals and entertainment	9	11
Share-based compensation	86	138
Valuation allowance		5,674
Tax exempt income	(67)
Income tax (benefit) expense reported	$ 1,065	$ (4,570)
Income tax expense at statutory rate, Rate	34.00%	34.00%
Meals and entertainment, Rate	0.31%	0.39%
Share-based compensation, Rate	2.80%	4.91%
Valuation allowance, Rate	0.00%	201.99%
Tax-exempt income, Rate	(2.21%)	0.00%
Income tax (benefit) expense reported, Rate	34.90%	(162.69%)